Other Gains (Losses) - Summary of Other gains (losses) (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Gain And Loss [Line Items]
Proceeds (losses) from sales of other property, plant and equipment	$ (372,916)	$ 810,776
Gain (loss) on sale of other investments		123,667	$ 168,439
Other gains (losses)	221,846,937	981,981,296	10,137,284
Buildings
Disclosure Of Other Gain And Loss [Line Items]
Proceeds (losses) from sales of other property, plant and equipment	959,228
Huasco Power Plant
Disclosure Of Other Gain And Loss [Line Items]
Proceeds (losses) from sales of other property, plant and equipment	3,808,947
Enel Transmisin Chile S.A. [Member]
Disclosure Of Other Gain And Loss [Line Items]
Gain on sale of investments		981,856,639
Arcadia Generacin Solar S.A
Disclosure Of Other Gain And Loss [Line Items]
Gain on sale of investments	215,618,389
Transmisora Electrica de Quillota Ltda. [Member]
Disclosure Of Other Gain And Loss [Line Items]
Gain on sale of investments	$ 1,833,289		$ 9,968,845
Enel AMPCI Ebus Chile SpA [Member]
Disclosure Of Other Gain And Loss [Line Items]
Loss on sale		(788,848)
Sociedad de Inversiones K Cuatro SpA [Member]
Disclosure Of Other Gain And Loss [Line Items]
Loss on sale		$ (20,938)